UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

July 31, 2018

Semiannual Report

to Shareholders

DWS Total Return Bond Fund

(formerly Deutsche Total Return Bond Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets

29	Financial Highlights
34	Notes to Financial Statements
52	Information About Your Fund’s Expenses
54	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
61	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest.

Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Total Return Bond Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Total Return Bond Fund	|	3

Performance Summary	July 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/18
Unadjusted for Sales Charge	–2.05%	–1.13%	2.35%	2.08%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–6.46%	–5.58%	1.41%	1.61%
Bloomberg Barclays U.S. Aggregate Bond Index†	–0.45%	–0.80%	2.25%	3.73%
Average Annual Total Returns as of 6/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.99%	2.27%	1.84%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–5.45%	1.33%	1.38%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.40%	2.27%	3.72%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/18
Unadjusted for Sales Charge	–2.32%	–1.87%	1.58%	1.32%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.28%	–1.87%	1.58%	1.32%
Bloomberg Barclays U.S. Aggregate Bond Index†	–0.45%	–0.80%	2.25%	3.73%
Average Annual Total Returns as of 6/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.72%	1.51%	1.08%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.72%	1.51%	1.08%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.40%	2.27%	3.72%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/18
No Sales Charge	–2.08%	–1.44%	1.87%	1.59%
Bloomberg Barclays U.S. Aggregate Bond Index†	–0.45%	–0.80%	2.25%	3.73%
Average Annual Total Returns as of 6/30/18 (most recent calendar quarter end)
No Sales Charge		–1.22%	1.79%	1.35%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.40%	2.27%	3.72%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/18
No Sales Charge	–1.93%	–0.89%	2.60%	2.33%
Bloomberg Barclays U.S. Aggregate Bond Index†	–0.45%	–0.80%	2.25%	3.73%
Average Annual Total Returns as of 6/30/18 (most recent calendar quarter end)
No Sales Charge		–0.74%	2.53%	2.08%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.40%	2.27%	3.72%

4	|	DWS Total Return Bond Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/18
No Sales Charge	–1.94%	–0.90%	2.60%	2.35%
Bloomberg Barclays U.S. Aggregate Bond Index†	–0.45%	–0.80%	2.25%	3.73%
Average Annual Total Returns as of 6/30/18 (most recent calendar quarter end)
No Sales Charge		–0.66%	2.53%	2.10%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.40%	2.27%	3.72%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 1.03%, 1.79%, 1.33%, 0.79% and 0.71% for Class A, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Returns shown for Class R shares for the periods prior to its inception on October 27, 2017 are derived from the historical performance of Institutional shares of DWS Total Return Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

DWS Total Return Bond Fund	|	5

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R shares commenced operations on October 27, 2017.

†

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class S	Institutional Class
Net Asset Value
7/31/18	$10.36	$10.37	$10.36	$10.36	$10.32
1/31/18	$10.76	$10.76	$10.76	$10.76	$10.71
Distribution Information as of 7/31/18
Income Dividends, Six Months	$.18	$.14	$.17	$.19	$.19
July Income Dividend	$.0307	$.0241	$.0285	$.0329	$.0328
SEC 30-day Yield††	3.04%	2.44%	2.94%	3.44%	3.44%
Current Annualized Distribution Rate††	3.56%	2.79%	3.30%	3.81%	3.81%

††

The SEC yield is net investment income per share earned over the month ended July 31, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.86%, 2.25%, 3.27% and 3.31% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.38%, 2.60%, 3.64% and 3.69% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Total Return Bond Fund

Portfolio Management Team

Gregory M. Staples, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

—

Joined DWS in 2005 with 23 years of industry experience. Prior to his current role, he was a Senior Portfolio Manager and Co-Head of Portfolio Management. Prior to joining, he served as a Senior Managing Director at MONY.

—	Co-Head of Fixed Income for North America: New York.

—	BA in Economics, Columbia College; MBA, New York University, Stern School of Business.

Thomas M. Farina, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

—

Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.

—	Senior Portfolio Manager and Head of the Corporate Sector Fixed Income Team: New York.

—	BA and MA in Economics, State University of New York at Albany.

Kelly L. Beam, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

—	Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.

—	Fixed Income Portfolio Manager: New York.

—	BS in Finance, Lehigh University; MBA, Fordham University.

DWS Total Return Bond Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	7/31/18	1/31/18
Corporate Bonds	43%	59%
Mortgage-Backed Securities Pass-Throughs	19%	18%
Government & Agency Obligations	16%	8%
Asset-Backed	11%	6%
Collateralized Mortgage Obligations	7%	7%
Commercial Mortgage-Backed Securities	6%	5%
Commercial Paper	3%	—
Municipal Bonds and Notes	0%	1%
Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, Net	–5%	–4%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	7/31/18	1/31/18
AAA	44%	34%
AA	8%	4%
A	11%	15%
BBB	27%	28%
BB	8%	13%
B	1%	5%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	7/31/18	1/31/18
Effective Maturity	10.3 years	10.5 years
Effective Duration	6.0 years	5.9 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

8	|	DWS Total Return Bond Fund

Investment Portfolio	as of July 31, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 42.6%
Consumer Discretionary 6.5%
BMW U.S. Capital LLC, 144A, 3.75%, 4/12/2028	860,000	846,432
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	1,250,000	1,193,363
Charter Communications Operating LLC:
3.579%, 7/23/2020	270,000	270,252
3.75%, 2/15/2028	560,000	516,808
5.375%, 5/1/2047	505,000	485,146
Comcast Corp., 3.55%, 5/1/2028	1,620,000	1,565,548
CSC Holdings LLC, 144A, 5.375%, 2/1/2028	1,050,000	989,321
Expedia Group, Inc., 3.8%, 2/15/2028	665,000	619,076
Ford Motor Co., 5.291%, 12/8/2046	330,000	304,847
General Motors Financial Co., Inc., 4.35%, 4/9/2025	588,000	578,526
GLP Capital LP, 5.25%, 6/1/2025	1,610,000	1,639,612
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	900,000	867,375
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027	1,545,000	1,502,512
KFC Holding Co., 144A, 4.75%, 6/1/2027	775,000	732,065
Lennar Corp., 5.0%, 6/15/2027	600,000	568,500
Macy’s Retail Holdings, Inc., 3.45%, 1/15/2021	600,000	595,409
Nordstrom, Inc.:
4.0%, 3/15/2027 (b)	425,000	406,062
5.0%, 1/15/2044	670,000	615,457
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	900,000	905,067
Toll Brothers Finance Corp., 4.875%, 11/15/2025	900,000	874,530
Viacom, Inc.:
5.875%, 2/28/2057	215,000	209,410
6.25%, 2/28/2057	230,000	224,092
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	1,875,000	1,835,625
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028	1,075,000	1,029,313
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	280,000	268,636
Walmart, Inc., 3.4%, 6/26/2023	1,240,000	1,246,181

		20,889,165

Consumer Staples 1.9%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046	970,000	1,012,281
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	400,000	402,565
Aramark Services, Inc., 144A, 5.0%, 2/1/2028	685,000	660,819
Campbell Soup Co., 4.8%, 3/15/2048	440,000	396,932
General Mills, Inc., 4.7%, 4/17/2048 (b)	191,000	188,055
Keurig Dr Pepper, Inc.:
144A, 4.057%, 5/25/2023	580,000	583,049
144A, 4.597%, 5/25/2028	515,000	525,657

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)(a)	Value ($)
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	885,000	786,809
4.625%, 1/30/2029	580,000	579,531
Molson Coors Brewing Co.:
3.0%, 7/15/2026	260,000	238,090
4.2%, 7/15/2046	625,000	571,105

		5,944,893

Energy 6.1%
Andeavor Logistics LP, 5.2%, 12/1/2047	405,000	403,521
Baker Hughes a GE Co., LLC:
2.773%, 12/15/2022	585,000	567,081
4.08%, 12/15/2047	365,000	335,498
Boardwalk Pipelines LP, 4.95%, 12/15/2024	725,000	739,966
Buckeye Partners LP, 4.125%, 12/1/2027	1,225,000	1,118,741
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	865,000	843,734
4.95%, 6/1/2047	415,000	439,617
Cenovus Energy, Inc., 5.4%, 6/15/2047	680,000	685,283
Continental Resources, Inc.:
4.375%, 1/15/2028	410,000	408,616
4.9%, 6/1/2044	1,075,000	1,062,766
5.0%, 9/15/2022	360,000	365,309
DCP Midstream Operating LP, 5.375%, 7/15/2025	645,000	658,706
Enbridge, Inc.:
2.9%, 7/15/2022	570,000	553,375
5.5%, 12/1/2046	140,000	155,092
Energy Transfer Equity LP, 4.25%, 3/15/2023	2,150,000	2,090,875
Energy Transfer Partners LP, 5.95%, 10/1/2043	375,000	380,390
EnLink Midstream Partners LP, 5.45%, 6/1/2047	1,095,000	939,510
EQT Corp., 3.9%, 10/1/2027	910,000	857,730
EQT Midstream Partners LP, 4.75%, 7/15/2023	1,560,000	1,570,785
Hess Corp., 5.8%, 4/1/2047	750,000	796,744
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042	790,000	738,330
Kinder Morgan, Inc., 3.15%, 1/15/2023	1,020,000	990,094
Magnolia Oil & Gas Operating LLC, 144A, 6.0%, 8/1/2026	719,000	723,278
MPLX LP, 3.375%, 3/15/2023	208,000	203,702
Newfield Exploration Co., 5.75%, 1/30/2022	450,000	469,125
Plains All American Pipeline LP:
2.85%, 1/31/2023	675,000	636,763
4.3%, 1/31/2043	435,000	371,255
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	500,000	471,175

		19,577,061

The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
Financials 10.5%
AerCap Ireland Capital DAC, 3.3%, 1/23/2023	665,000	641,397
Ares Capital Corp.:
3.625%, 1/19/2022	900,000	877,582
3.875%, 1/15/2020	1,275,000	1,277,402
ASB Bank Ltd., 144A, 3.75%, 6/14/2023	1,064,000	1,053,964
AXA Equitable Holdings, Inc., 144A, 5.0%, 4/20/2048	680,000	650,436
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027	1,145,000	1,057,694
Banco Santander SA, 4.379%, 4/12/2028	800,000	780,327
Barclays PLC, 4.338%, 5/16/2024	568,000	563,411
BNP Paribas SA, 144A, 4.625%, 3/13/2027	2,120,000	2,106,462
BNZ International Funding Ltd., 144A, 2.9%, 2/21/2022	1,720,000	1,669,870
Citigroup, Inc., 3.2%, 10/21/2026	1,000,000	935,905
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028	570,000	564,131
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026	850,000	861,371
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	635,000	638,127
Fairfax Financial Holdings Ltd., 144A, 4.85%, 4/17/2028	656,000	649,253
FS Investment Corp., 4.75%, 5/15/2022	225,000	223,698
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2019	161,163	159,829
HSBC Holdings PLC:
3.95%, 5/18/2024	489,000	488,606
4.375%, 11/23/2026	730,000	723,838
5-year USD-ICE Swap Rate + 3.746%, 6.0% , 5/22/2027	565,000	547,485
Intesa Sanpaolo SpA, 144A, 3.875%, 7/14/2027	1,055,000	924,056
Jefferies Group LLC, 6.5%, 1/20/2043	125,000	128,368
JPMorgan Chase & Co.:
2.95%, 10/1/2026	980,000	912,939
4.203%, 7/23/2029	900,000	900,733
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	335,000	334,733
Kookmin Bank, 144A, 2.875%, 3/25/2023 (b)	1,500,000	1,435,882
Legg Mason, Inc., 5.625%, 1/15/2044	600,000	617,539
Macquarie Group Ltd., 144A, 3.189%, 11/28/2023	1,510,000	1,439,951
Manulife Financial Corp., 4.061%, 2/24/2032	1,400,000	1,326,797
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	455,000	483,917
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	763,819
Royal Bank of Scotland Group PLC, 3-month USD-LIBOR + 1.480%, 3.498%, 5/15/2023	1,300,000	1,266,269
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022	1,915,000	1,900,468
Standard Chartered PLC, 144A, 3.885%, 3/15/2024	30,000	29,426
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	450,000	437,726
Synchrony Bank, 3.0%, 6/15/2022	545,000	520,617
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026	2,015,000	1,957,531
Westpac Banking Corp., 5.0%, 9/21/2027	940,000	845,374

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)(a)	Value ($)
Woori Bank, 144A, 4.5%, 9/27/2021	750,000	727,681

		33,424,614

Health Care 2.1%
AbbVie, Inc., 4.45%, 5/14/2046	780,000	743,997
Allergan Funding SCS, 4.75%, 3/15/2045	450,000	445,014
Bayer US Finance II LLC:
144A, 4.375%, 12/15/2028	330,000	333,501
144A, 4.875%, 6/25/2048	445,000	459,356
Celgene Corp.:
3.45%, 11/15/2027	435,000	407,424
4.35%, 11/15/2047	232,000	213,000
Centene Corp., 144A, 5.375%, 6/1/2026	725,000	742,219
CVS Health Corp., 4.78%, 3/25/2038	839,000	845,527
HCA, Inc., 5.25%, 6/15/2026	900,000	913,500
Stryker Corp.:
3.375%, 11/1/2025	240,000	232,368
4.625%, 3/15/2046	120,000	123,612
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024	1,000,000	1,034,635
Zoetis, Inc., 4.5%, 11/13/2025	305,000	315,673

		6,809,826

Industrials 1.5%
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	255,000	258,825
CSX Corp., 4.25%, 11/1/2066	620,000	557,830
Delta Air Lines, Inc., 4.375%, 4/19/2028	1,070,000	1,040,660
FedEx Corp., 4.05%, 2/15/2048	930,000	858,614
Union Pacific Corp., 4.5%, 9/10/2048	360,000	376,023
United Rentals North America, Inc., 5.5%, 5/15/2027	1,610,000	1,595,349

		4,687,301

Information Technology 4.1%
Amazon.com, Inc., 4.25%, 8/22/2057	795,000	803,431
Booking Holdings, Inc., 2.75%, 3/15/2023	510,000	489,596
Broadcom Corp.:
3.0%, 1/15/2022	370,000	359,002
3.5%, 1/15/2028	570,000	515,683
3.625%, 1/15/2024	655,000	633,700
Dell International LLC, 144A, 5.875%, 6/15/2021	1,655,000	1,694,782
DXC Technology Co., 4.75%, 4/15/2027	1,355,000	1,362,907
Fair Isaac Corp., 144A, 5.25%, 5/15/2026	655,000	657,815
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	250,000	251,397
4.25%, 5/15/2028	356,000	356,725

The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	653,000	654,297
Netflix, Inc., 144A, 5.875%, 11/15/2028	1,647,000	1,651,118
Seagate HDD Cayman, 4.25%, 3/1/2022	440,000	439,756
VMware, Inc., 3.9%, 8/21/2027	1,610,000	1,518,672
Western Digital Corp., 4.75%, 2/15/2026	1,730,000	1,700,806

		13,089,687

Materials 1.7%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027	1,580,000	1,537,393
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)	750,000	770,420
Celulosa Arauco y Constitucion SA, 5.5%, 11/2/2047	430,000	426,242
Crown Americas LLC, 144A, 4.75%, 2/1/2026	575,000	540,500
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	520,000	556,400
Syngenta Finance NV, 144A, 4.892%, 4/24/2025	859,000	854,942
Yamana Gold, Inc., 4.95%, 7/15/2024	775,000	773,063

		5,458,960

Real Estate 4.2%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)	530,000	468,961
(REIT), 5.95%, 12/15/2026 (b)	620,000	534,345
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028	490,000	465,974
(REIT), 5.25%, 1/15/2023	640,000	670,736
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019	465,000	465,498
(REIT), 4.0%, 7/15/2022	865,000	853,355
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028	370,000	335,916
(REIT), 5.25%, 2/15/2026	1,125,000	1,141,424
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024	680,000	664,456
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026	840,000	791,700
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)	1,150,000	1,110,831
Realty Income Corp., (REIT), 3.875%, 4/15/2025	1,430,000	1,411,242
SBA Communications Corp., 4.0%, 10/1/2022	1,350,000	1,306,557
Select Income REIT:
(REIT), 4.15%, 2/1/2022	395,000	392,076
(REIT), 4.25%, 5/15/2024	395,000	377,908
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024	1,230,000	1,211,990
Welltower, Inc.:
(REIT), 4.0%, 6/1/2025	390,000	383,441
(REIT), 4.25%, 4/15/2028	750,000	741,418

		13,327,828

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)(a)	Value ($)
Telecommunication Services 1.0%
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023	900,000	900,159
DWS Telekom International Finance BV, 144A, 2.82%, 1/19/2022	570,000	553,239
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	750,000	731,205
Verizon Communications, Inc., 5.5%, 3/16/2047	435,000	474,654
Vodafone Group PLC, 5.25%, 5/30/2048	665,000	690,871

		3,350,128

Utilities 3.0%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025	1,226,000	1,233,417
Calpine Corp., 144A, 5.25%, 6/1/2026	1,620,000	1,530,900
EDP Finance BV, 144A, 3.625%, 7/15/2024	930,000	889,555
Electricite de France SA, 144A, 4.75%, 10/13/2035	1,045,000	1,065,024
Enel Finance International NV, 144A, 4.75%, 5/25/2047	430,000	421,865
Exelon Corp., 5.1%, 6/15/2045	270,000	285,733
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028	2,000,000	1,952,888
Series 6, 144A, REG S, 5.0%, 11/12/2024	900,000	931,545
Korea East-West Power Co., Ltd., 144A, 3.875%, 7/19/2023	533,000	532,033
Sempra Energy, 4.0%, 2/1/2048	400,000	362,542
Southern Power Co., Series F, 4.95%, 12/15/2046	440,000	434,430

		9,639,932
Total Corporate Bonds (Cost $139,022,848)		136,199,395

Mortgage-Backed Securities Pass-Throughs 18.8%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045	6,841,349	6,827,450
4.5%, 12/1/2040	929,780	974,106
5.0%, 12/1/2040	144,471	152,277
5.5%, with various maturities from 6/1/2039 until 5/1/2041	1,534,948	1,652,085
6.0%, 11/1/2038	381,296	413,991
7.5%, 2/1/2035	210,432	234,639
Federal National Mortgage Association:
3.0%, 12/1/2042	821,518	798,460
3.5%, with various maturities from 11/1/2042 until 12/1/2046	12,858,747	12,791,492
4.0%, with various maturities from 9/1/2040 until 8/13/2048 (c)	12,960,822	13,197,800
4.5%, with various maturities from 11/1/2043 until 8/13/2048 (c)	6,824,254	7,084,263

The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
5.0%, with various maturities from 12/1/2039 until 11/1/2041	1,913,340	2,045,441
5.5%, with various maturities from 2/1/2031 until 2/1/2042	2,723,877	2,931,305
6.5%, with various maturities from 5/1/2023 until 4/1/2037	199,787	221,207
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	971,851	951,897
3.5%, 9/20/2047	2,461,671	2,464,508
4.0%, 8/21/2048 (c)	6,100,000	6,236,297
4.5%, 7/15/2040	120,596	127,395
5.5%, 6/15/2042	148,596	161,737
6.5%, with various maturities from 12/15/2023 until 7/15/2039	598,784	667,275

Total Mortgage-Backed Securities Pass-Throughs (Cost $61,134,136)		59,933,625

Asset-Backed 10.8%
Automobile Receivables 1.9%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2016-2, 2.87%, 11/8/2021	1,000,000	997,664
“C”, Series 2018-1, 3.5%, 1/18/2024	1,500,000	1,501,875
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	2,200,000	2,179,091
Santander Drive Auto Receivables Trust, “B”, Series 2016-2, 2.08%, 2/16/2021	281,649	281,226
SunTrust Auto Receivables Trust, “C”, Series 2015-1A, 144A, 2.5%, 4/15/2021	1,200,000	1,189,446

		6,149,302

Credit Card Receivables 1.2%
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	4,000,000	3,839,056

Miscellaneous 7.7%
Apidos CLO XXIX, “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 3.942%*, 7/25/2030	2,000,000	1,999,828
Ares XXXIR CLO Ltd., “B”, Series 2014-31RA,144A, 3-month USD-LIBOR + 1.600%, 3.93%*, 5/24/2030	2,500,000	2,499,950
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.65%*, 7/23/2030 (c) (d)	3,300,000	3,300,000
Dell Equipment Finance Trust, “B”, Series 2018-1, 144A, 3.34%, 6/22/2023	2,750,000	2,745,683
Domino’s Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	5,623,200	5,556,059
Dryden 55 CLO Ltd., “D”, Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 4.891%*, 4/15/2031	1,000,000	992,483

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

	Principal Amount ($)(a)	Value ($)
Galaxy CLO Ltd., “BR”, Series 2015-21A, 144A, 3-month USD-LIBOR + 1.350%, 3.698%*, 4/20/2031	1,500,000	1,479,295
Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	250,189	245,890
Neuberger Berman CLO Ltd., “D”, Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 4.905%*, 4/20/2030	1,000,000	992,594
SBA Tower Trust, “C”, Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	327,771
Taco Bell Funding LLC, “A2I”, Series 2016-1A, 144A, 3.832%, 5/25/2046	2,910,675	2,912,218
Wendy’s Funding LLC, “A2I”, Series 2018-1A, 144A, 3.573%, 3/15/2048	1,393,000	1,343,980

		24,395,751
Total Asset-Backed (Cost $34,743,211)		34,384,109

Commercial Mortgage-Backed Securities 5.5%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1%*, 5/15/2035	1,500,000	1,447,096
Banc of America Commercial Mortgage Trust, “AM”, Series 2006-3, 5.665%*, 7/10/2044	71,502	29,505
Braemar Hotels & Resorts Trust Prime, “C”, Series 2018-PRME, 144A, 1-month USD-LIBOR + 1.250%, 3.322%*, 6/15/2035	935,000	933,450
BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.172%*, 11/15/2034	1,980,000	1,977,623
CSAIL Commercial Mortgage Trust, “A4”, Series 2015-C4, 3.808%, 11/15/2048	1,000,000	1,006,592
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K043, Interest Only, 0.544%*, 12/25/2024	7,898,997	234,077
“X1”, Series K054, Interest Only, 1.178%*, 1/25/2026	5,474,976	394,847
GS Mortgage Securities Trust, “AAB”, Series 2014-GC18, 3.648%, 1/10/2047	170,000	171,614
JPMBB Commercial Mortgage Securities Trust, “A3”, Series 2015-C31, 3.801%, 8/15/2048	1,680,000	1,692,390
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	764,273
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.075%*, 12/15/2050	6,270,427	455,640
“AS”, Series 2017-C7, 4.061%, 12/15/2050	2,000,000	1,989,177
US 2018-USDC, “C”, Series 2018-USDC, 4.428%, 5/12/2038	890,000	906,083
Wells Fargo Commercial Mortgage Trust:
“A5”, Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	973,497
“A4”, Series 2015-C27, 3.19%, 2/15/2048	2,780,000	2,714,327
“A4”, Series 2015-SG1, 3.789%, 9/15/2048	1,500,000	1,508,045

The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
“B”, Series 2016-C33, 4.506%, 3/15/2059	500,000	511,115

Total Commercial Mortgage-Backed Securities (Cost $18,149,931)		17,709,351

Collateralized Mortgage Obligations 7.5%
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	235,231	134,993
Fannie Mae Connecticut Avenue Securities:
“1M1”, Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.064%*, 10/25/2028	241,122	244,327
“1M1”, Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.214%*, 9/25/2028	258,861	260,268
Federal Home Loan Mortgage Corp.:
“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	1,839,158	302,237
“UA”, Series 4298, 4.0%, 2/15/2054	169,735	168,862
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	254,538	59,639
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	6,492,091	1,532,802
“C32”, Series 303, Interest Only, 4.5%, 12/15/2042	2,284,772	545,737
“MS”, Series 3055, Interest Only, 1-month USD-LIBOR + 6.600%, 4.528%*, 10/15/2035	2,442,416	302,178
“SG”, Series 3859, Interest Only, 1-month USD-LIBOR + 6.700%, 4.628%*, 11/15/2039	1,666,606	90,797
Federal National Mortgage Association:
“AL”, Series 2014-11, 2.5%, 11/25/2042	2,000,000	1,723,311
“KM”, Series 2012-146, 3.0%, 1/25/2043	1,775,000	1,510,200
“ZL”, Series 2017-55, 3.0%, 10/25/2046	2,065,984	1,731,487
“PZ”, Series 2016-9, 3.5%, 3/25/2046	6,141,084	5,730,175
“CE”, Series 2015-60, 3.75%, 8/25/2045	2,082,000	2,006,753
“4”, Series 406, Interest Only, 4.0%, 9/25/2040	1,186,045	252,099
“SD”, Series 2003-129, Interest Only, 7.000% minus 1-month USD-LIBOR, 4.936%*, 1/25/2024	909,704	50,984
“YI”, Series 2008-36, Interest Only, 7.200% minus 1-month USD-LIBOR, 5.136%*, 7/25/2036	3,826,137	485,854
“S”, Series 2003-2, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.686%*, 2/25/2033	998,558	157,076
“SN”, Series 2003-7, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.686%*, 2/25/2033	1,468,468	231,007
Government National Mortgage Association:
“BL”, Series 2013-19, 2.5%, 2/20/2043	1,120,820	980,863
“LM”, Series 2015-65, 3.0%, 5/20/2045	2,204,000	1,993,810
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	8,719,093	757,118
“HZ”, Series 2012-56, 3.5%, 6/20/2040	1,078,344	1,042,424
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	741,808	114,523
“AI”, Series 2011-94, Interest Only, 4.5%, 1/20/2039	180,208	1,163
“EI”, Series 2011-162, Interest Only, 4.5%, 5/20/2040	390,065	16,709

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

	Principal Amount ($)(a)		Value ($)
“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044		669,881	149,628
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039		913,720	171,191
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		185,724	35,336
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		604,925	121,005
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		139,422	23,023
“PI”, Series 2009-76, Interest Only, 6.0%, 3/16/2039		395,317	25,943
“SB”, Series 2014-81, 16. 400% minus 4 x 1-month USD-LIBOR, 8.032%*, 6/20/2044		636,116	657,890
Wells Fargo Mortgage Backed Securities Trust, “1A2”, Series 2003-L, 3.588%*, 11/25/2033		246,451	250,178
Total Collateralized Mortgage Obligations (Cost $24,475,707)			23,861,590

Government & Agency Obligations 15.9%
Other Government Related (e) 1.4%
Inter-American Development Bank, 7.0%, 6/15/2025		2,750,000	3,377,498
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	949,950

			4,327,448

Sovereign Bonds 4.1%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	1,478,094	1,714,948
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	23,000,000,000	1,642,561
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,700,000	1,657,500
Kingdom of Norway, 144A, REG S, 2.0%, 4/26/2028	NOK	54,350,000	6,741,981
Provincia de Neuquen Argentina, 144A, 7.5%, 4/27/2025		462,000	373,065
State of Qatar, 144A, 4.5%, 4/23/2028		1,000,000	1,020,080

			13,150,135

U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,023,572

U.S. Treasury Obligations 9.8%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	636,140
3.0%, 2/15/2048		5,513,000	5,423,629
U.S. Treasury Note, 2.875%, 5/15/2028		25,374,200	25,179,929

			31,239,698
Total Government & Agency Obligations (Cost $51,222,635)			50,740,853

The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)
Municipal Bonds and Notes 0.3%
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (Cost $750,000)	750,000	1,013,152

Short-Term U.S. Treasury Obligations 1.0%
U.S. Treasury Bills:
1.18%**, 8/16/2018 (f)	2,330,000	2,328,191
1.381%**, 10/11/2018	1,000,000	996,171

Total Short-Term U.S. Treasury Obligations (Cost $3,325,363)		3,324,362

Commercial Paper 2.6%
Issued at Discount
Catholic Health Initiatives, 2.708%**, 10/10/2018	7,000,000	6,970,456
Duke Energy Corp., 2.244%**, 8/21/2018	1,500,000	1,498,026

Total Commercial Paper (Cost $8,462,089)		8,468,482

	Shares	Value ($)
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.81% (g) (h) (Cost $3,194,630)	3,194,630	3,194,630

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.86% (g)	1,498,791	1,498,791
DWS Variable NAV Money Fund “Capital Shares”, 2.22% (g)	3,266	3,266

Total Cash Equivalents (Cost $1,502,057)		1,502,057

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $345,982,607)	106.5	340,331,606
Other Assets and Liabilities, Net	(6.5)	(20,703,462)

Net Assets	100.0	319,628,144

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 1/31/2018	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.81% (g) (h)
9,077,503	—	5,882,873	—	—	38,964	—	3,194,630	3,194,630
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.86% (g)
11,675,484	144,252,693	154,429,386	—	—	55,898	—	1,498,791	1,498,791
DWS Variable NAV Money Fund “Capital Shares”, 2.22% (g)
3,235	31	—	—	—	31	—	3,266	3,266
20,756,222	144,252,724	160,312,259	—	—	94,893	—	4,696,687	4,696,687

*

Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $3,095,956, which is 1.0% of net assets.

(c)	When-issued, delayed delivery or forward commitment securities included.

(d)	Investment was valued using significant unobservable inputs.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

PJSC: Public Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation Depreciation ($)
Euro-Bund Futures	EUR	9/6/2018	35	6,585,959	6,613,025	(27,066)
Euro-OAT French Government Bond	EUR	9/6/2018	37	6,607,518	6,651,274	(43,756)
U.S. Treasury Long Bond	USD	9/19/2018	2	290,230	285,937	4,293
Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	100	12,825,342	12,710,540	114,802
Ultra Long U.S. Treasury Bond	USD	9/19/2018	41	6,516,353	6,433,157	83,196
Total net unrealized appreciation						131,469

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

As of July 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,380,000	USD	1,685,604	8/2/2018	71,668	Credit Agricole
USD	1,607,084	EUR	1,380,000	8/2/2018	6,851	Credit Agricole
EUR	2,895,000	USD	3,492,039	8/16/2018	102,585	Canadian Imperial Bank of Commerce
EUR	1,389,000	USD	1,637,025	10/18/2018	3,069	HSBC Holdings PLC
Total unrealized appreciation					184,173

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	6,781,444	CAD	8,699,000	8/7/2018	(93,506)	Barclays Bank PLC
CAD	8,699,000	USD	6,614,455	8/7/2018	(73,482)	Barclays Bank PLC
USD	6,822,553	SEK	58,263,495	8/15/2018	(188,531)	Danske Bank AS
SEK	58,263,495	USD	6,534,152	8/15/2018	(99,871)	Danske Bank AS
USD	3,397,558	EUR	2,895,000	8/16/2018	(8,103)	Canadian Imperial Bank of Commerce
NOK	54,360,000	USD	6,673,180	10/29/2018	(14,724)	Danske Bank AS
Total unrealized depreciation					(478,217)

Currency Abbreviations
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
IDR	Indonesian Rupiah	USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$136,199,395	$—	$136,199,395
Mortgage-Backed Securities Pass-Throughs	—	59,933,625	—	59,933,625
Asset-Backed	—	31,084,109	3,300,000	34,384,109
Commercial Mortgage-Backed Securities	—	17,709,351	—	17,709,351
Collateralized Mortgage Obligations	—	23,861,590	—	23,861,590
Government & Agency Obligations	—	50,740,853	—	50,740,853
Municipal Bonds and Notes	—	1,013,152	—	1,013,152
Short Term U.S. Treasury Obligations	—	3,324,362	—	3,324,362
Commercial Paper	—	8,468,482	—	8,468,482
Short-Term Investments (i)	4,696,687	—	—	4,696,687
Derivatives (j)
Futures Contracts	202,291	—	—	202,291
Forward Foreign Currency Contracts	—	184,173	—	184,173
Total	$4,898,978	$332,519,092	$3,300,000	$340,718,070

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(70,822)	$—	$—	$(70,822)
Forward Foreign Currency Contracts	—	(478,217)	—	(478,217)
Total	$(70,822)	$(478,217)	$—	$(549,039)

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Asset-Backed
Balance as of January 31, 2018	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Purchases	3,300,000
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2018	$3,300,000
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2018	$—

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 7/31/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed
Miscellaneous	$3,300,000	Priced at Cost until Settlement	Historical Cost	100 points per bond

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include holding at historical cost until the securities settle and an approved third party agent commences pricing. A significant difference between historical cost and the pricing agent’s evaluation of the securities could result in a material change in the fair value measurement.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities

as of July 31, 2018 (Unaudited)

Assets

Investments in non-affiliated securities, at value (cost $341,285,920) — including $3,095,956 of securities loaned	$335,634,919
Investment in DWS Government & Agency Securities Portfolio (cost $3,194,630)*	3,194,630
Investment in affiliated Underlying Funds, at value (cost $1,502,057)	1,502,057
Foreign currency, at value (cost $1,459,392)	1,402,864
Receivable for investments sold	2,100,848
Receivable for Fund shares sold	33,009
Interest receivable	2,567,727
Unrealized appreciation on forward foreign currency contracts	184,173
Foreign taxes recoverable	2,512
Other assets	37,420
Total assets	346,660,159

Liabilities
Payable upon return of securities loaned	3,194,630
Payable for investments purchased	1,816,897
Payable for investments purchased — when issued securities	20,906,209
Payable for Fund shares redeemed	257,896
Payable for variation margin on futures contracts	5,866
Unrealized depreciation on forward foreign currency contracts	478,217
Accrued management fee	64,695
Accrued Trustees’ fees	5,428
Other accrued expenses and payables	302,177
Total liabilities	27,032,015
Net assets, at value	$319,628,144

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

Statement of Assets and Liabilities as of July 31, 2018 (Unaudited) (continued)

Net Assets Consist of

Undistributed net investment income	$2,029,870
Net unrealized appreciation (depreciation) on:
Investments	(5,651,001)
Futures	131,469
Foreign currency	(58,556)
Forward foreign currency contracts	(294,044)
Accumulated net realized gain (loss)	(21,937,859)
Paid-in capital	345,408,265
Net assets, at value	$319,628,144

Net Asset Value
Class A
Net Asset Value and redemption price per share ($91,851,817 ÷ 8,866,288 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.36
Maximum offering price per share (100 ÷ 95.50 of $10.36)	$10.85
Class C
Net Asset Value offering and redemption price per share ($7,393,309 ÷ 713,211 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.37
Class R
Net Asset Value offering and redemption price per share ($392,512 ÷ 37,898 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.36
Class S
Net Asset Value offering and redemption price per share ($139,754,840 ÷ 13,489,271 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.36
Institutional Class
Net Asset Value offering and redemption price per share ($80,235,666 ÷ 7,777,158 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$10.32

The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Statement of Operations

for the six months ended July 31, 2018 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $9,866)	$6,561,830
Income distributions from affiliated Underlying Funds	55,929
Securities lending income, net of borrower rebates	38,964
Total income	6,656,723
Expenses:
Management fee	668,036
Administration fee	167,009
Services to shareholders	256,748
Distribution and service fees	154,221
Custodian fee	15,547
Professional fees	67,794
Reports to shareholders	28,339
Registration fees	32,595
Trustees’ fees and expenses	9,774
Other	32,876
Total expenses before expense reductions	1,432,939
Expense reductions	(284,709)
Total expenses after expense reductions	1,148,230
Net investment income	5,508,493

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Non-affiliated Investments	(5,052,952)
Swap contracts	(760,523)
Futures	688,277
Forward foreign currency contracts	223,355
Foreign currency	114,060
(4,787,783)
Change in net unrealized appreciation (depreciation) on:
Non-affiliated investments	(6,459,289)
Swap contracts	(10,242)
Futures	(899,824)
Forward foreign currency contracts	(233,246)
Foreign currency	(102,587)
(7,705,188)
Net gain (loss)	(12,492,971)
Net increase (decrease) in net assets resulting from operations	$(6,984,478)

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	27

Statements of Changes in Net Assets

	Six Months Ended July 31, 2018	Year Ended January 31,
Increase (Decrease) in Net Assets	(Unaudited)	2018
Operations:
Net investment income (loss)	$5,508,493	$7,407,378
Net realized gain (loss)	(4,787,783)	1,944,923
Change in net unrealized appreciation (depreciation)	(7,705,188)	(233,844)
Net increase (decrease) in net assets resulting from operations	(6,984,478)	9,118,457
Distributions to shareholders from:
Net investment income:
Class A	(1,649,427)	(1,915,576)
Class C	(109,872)	(89,716)
Class R	(6,226)	(2,836)*
Class S	(2,637,035)	(4,177,498)
Institutional Class	(1,600,136)	(1,474,876)
Total distributions	(6,002,696)	(7,660,502)
Fund share transactions:
Proceeds from shares sold	15,796,473	20,156,138
Reinvestment of distributions	5,543,737	6,838,192
Payments for shares redeemed	(43,978,675)	(53,381,686)
Net assets acquired in tax-free reorganization	—	177,613,794 **
Net increase (decrease) in net assets from Fund share transactions	(22,638,465)	151,226,438
Increase (decrease) in net assets	(35,625,639)	152,684,393
Net assets at beginning of year	355,253,783	202,569,390
Net assets at end of year (including undistributed net investment income of $2,029,870 and $2,524,073, respectively)	$319,628,144	$355,253,783

*	For the period from October 27, 2017 (commencement of operations of Class R) through January 31, 2018.

**	On October 27, 2017, Deutsche Core Fixed Income Fund was acquired by the Fund through a tax-free reorganization (See Note H).

The accompanying notes are an integral part of the financial statements.

28	|	DWS Total Return Bond Fund

Financial Highlights

	Six Months Ended 7/31/18		Years Ended January 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.76		$10.63	$10.51	$10.93	$10.76	$11.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.16		.31	.27	.30	.35	.29
Net realized and unrealized gain (loss)	(.38)		.14	.10	(.42)	.14	(.43)
Total from investment operations	(.22)		.45	.37	(.12)	.49	(.14)
Less distributions from:
Net investment income	(.18)		(.32)	(.25)	(.30)	(.32)	(.29)
Net asset value, end of period	$10.36		$10.76	$10.63	$10.51	$10.93	$10.76
Total Return (%)[b,c]	(2.05	)**	4.40	3.39	(1.17)	4.67	(1.27)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92		102	51	56	64	69
Ratio of expenses before expense reductions (%)	1.04	*	1.07	1.13	1.10	1.08	1.06
Ratio of expenses after expense reductions (%)	.84	*	.85	.88	.88	.89	.86
Ratio of net investment income (%)	3.15	*	2.89	2.49	2.78	3.16	2.68
Portfolio turnover rate (%)	101	**	189	264	270	317	343

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	29

	Six Months Ended 7/31/18		Years Ended January 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.76		$10.63	$10.51	$10.94	$10.77	$11.19
Income (loss) from investment operations:
Net investment income[a]	.12		.23	.18	.22	.26	.21
Net realized and unrealized gain (loss)	(.37)		.14	.10	(.43)	.15	(.43)
Total from investment operations	(.25)		.37	.28	(.21)	.41	(.22)
Less distributions from:
Net investment income	(.14)		(.24)	(.16)	(.22)	(.24)	(.20)
Net asset value, end of period	$10.37		$10.76	$10.63	$10.51	$10.94	$10.77
Total Return (%)[b,c]	(2.32	)**	3.52	2.72	(1.90)	3.79	(1.92)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		9	2	3	3	4
Ratio of expenses before expense reductions (%)	1.79	*	1.83	1.93	1.90	1.88	1.87
Ratio of expenses after expense reductions (%)	1.59	*	1.59	1.63	1.63	1.64	1.61
Ratio of net investment income (%)	2.40	*	2.14	1.73	2.04	2.40	1.92
Portfolio turnover rate (%)	101	**	189	264	270	317	343

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS Total Return Bond Fund

	Six Months Ended 7/31/18		Period Ended
Class R	(Unaudited)		1/31/18[a]

Selected Per Share Data
Net asset value, beginning of period	$10.76		$10.83
Income (loss) from investment operations:
Net investment income[b]	.15		.07
Net realized and unrealized gain (loss)	(.38)		(.06)
Total from investment operations	(.23)		.01
Less distributions from:
Net investment income	(.17)		(.08)
Net asset value, end of period	$10.36		$10.76
Total Return (%)[c]	(2.17	)**	.08	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	393		390
Ratio of expenses before expense reductions (%)	1.35	*	1.33	*
Ratio of expenses after expense reductions (%)	1.09	*	1.09	*
Ratio of net investment income (%)	2.89	*	2.61	*
Portfolio turnover rate (%)	101	**	189	[d]

[a]	For the period from October 27, 2017 (commencement of operations) to January 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover for the year ended January 31, 2018.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	31

	Six Months Ended 7/31/18		Years Ended January 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.76		$10.63	$10.51	$10.93	$10.76	$11.19
Income (loss) from investment operations:
Net investment income[a]	.18		.34	.29	.32	.37	.32
Net realized and unrealized gain (loss)	(.39)		.14	.10	(.41)	.15	(.44)
Total from investment operations	(.21)		.48	.39	(.09)	.52	(.12)
Less distributions from:
Net investment income	(.19)		(.35)	(.27)	(.33)	(.35)	(.31)
Net asset value, end of period	$10.36		$10.76	$10.63	$10.51	$10.93	$10.76
Total Return (%)[b]	(1.93	)**	4.66	3.65	(.92)	4.93	(1.02)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	140		150	121	132	149	160
Ratio of expenses before expense reductions (%)	.77	*	.83	.88	.85	.84	.83
Ratio of expenses after expense reductions (%)	.59	*	.60	.63	.63	.64	.61
Ratio of net investment income (%)	3.40	*	3.15	2.74	3.03	3.41	2.93
Portfolio turnover rate (%)	101	**	189	264	270	317	343

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

32	|	DWS Total Return Bond Fund

	Six Months Ended 7/31/18		Years Ended January 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.71		$10.58	$10.46	$10.89	$10.72	$11.15
Income (loss) from investment operations:
Net investment income[a]	.18		.34	.29	.32	.34	.32
Net realized and unrealized gain (loss)	(.38)		.14	.10	(.42)	.17	(.44)
Total from investment operations	(.20)		.48	.39	(.10)	.51	(.12)
Less distributions from:
Net investment income	(.19)		(.35)	(.27)	(.33)	(.34)	(.31)
Net asset value, end of period	$10.32		$10.71	$10.58	$10.46	$10.89	$10.72
Total Return (%)[b]	(1.94	)**	4.77	3.66	(.93)	4.84	(1.03)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80		94	28	38	30	7
Ratio of expenses before expense reductions (%)	.72	*	.75	.77	.74	.74	.74
Ratio of expenses after expense reductions (%)	.59	*	.59	.63	.63	.63	.61
Ratio of net investment income (%)	3.40	*	3.15	2.73	2.98	3.17	2.91
Portfolio turnover rate (%)	101	**	189	264	270	317	343

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	33

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Total Return Bond Fund (formerly Deutsche Total Return Bond Fund) (the “Fund”) is a diversified series of Deutsche DWS Portfolio Trust (formerly Deutsche Portfolio Trust) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares are not subject to an initial or contingent deferred sales charge and are only available to participants in certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

34	|	DWS Total Return Bond Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies;

DWS Total Return Bond Fund	|	35

quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended July 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, managed by DWS Investment Management Americas, Inc. As of July 31, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of July 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

36	|	DWS Total Return Bond Fund

As of July 31, 2018, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to hold cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

DWS Total Return Bond Fund	|	37

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At January 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $15,712,000, $2,721,000 of losses which was inherited from its merger with Deutsche Core Fixed Income Fund which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,840,000) and long-term losses ($881,000). Also, $12,991,000 of losses which was generated from Deutsche Total Return Bond Fund which may applied against realized net taxable capital gains indefinitely, including short-term losses ($5,749,000) and long-term losses ($7,242,000), Capital Loss Carryforward from both Funds may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

At January 31, 2018, the aggregate cost of investments for federal income tax purposes was $388,363,639. The net unrealized appreciation for all investments based on tax cost was $399,602. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,565,654 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $6,166,052.

The Fund has reviewed the tax positions for the open tax years as of January 31, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts,

38	|	DWS Total Return Bond Fund

futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires

DWS Total Return Bond Fund	|	39

or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended July 31, 2018, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

There were no open interest rate swap contracts as of July 31, 2018. For the six months ended July 31, 2018, the investment in interest rate swap contracts had a total USD equivalent notional amount generally indicative of a range from $0 to $8,004,285.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit

40	|	DWS Total Return Bond Fund

event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended July 31, 2018, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of July 31, 2018. For the six months ended June 30, 2018, the investment on the credit default swap contracts purchased had a total notional value of generally indicative of a range from $0 to $100,248,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2018, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by

DWS Total Return Bond Fund	|	41

the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of July 31, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2018, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $32,694,000 to $45,970,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended July 31, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of July 31, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $3,807,000 to $26,636,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $18,609,000.

42	|	DWS Total Return Bond Fund

The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$202,291	$—	$202,291
Foreign Exchange Contracts (b)	—	184,173	184,173
	$202,291	$184,173	$386,464

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (c)	$(70,822)	$—	$(70,822)
Foreign Exchange Contracts (d)	—	(478,217)	(478,217)
	$(70,822)	$(478,217)	$(549,039)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (e)	$688,277	$(14,263)	$—	$674,014
Credit Contracts (e)	—	(746,260)	—	(746,260)
Foreign Exchange Contracts (f)	—	—	223,355	223,355
	$688,277	$(760,523)	$223,355	$151,109

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from futures and swap contracts, respectively
(f)	Net realized gain (loss) from forward foreign currency contracts

DWS Total Return Bond Fund	|	43

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (g)	$(899,824)	$(10,242)	$—	$(910,066)
Foreign Exchange Contracts (h)	—	—	(233,246)	(233,246)
	$(899,824)	$(10,242)	$(233,246)	$(1,143,312)

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on futures and swap contracts, respectively
(h)	Change in net unrealized appreciation (depreciation) of forward foreign currency contracts

As of July 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Net Amount of Derivative Assets
Canadian Imperial Bank of Commerce	$102,585	$(8,103)	$—	$94,482
Credit Agricole	78,519	—	—	78,519
HSBC Holdings PLC	3,069	—	—	3,069
	$184,173	$(8,103)	$—	$176,070

44	|	DWS Total Return Bond Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$166,988	$—	$—	$166,988
Canadian Imperial Bank of Commerce	8,103	(8,103)	—	—
Danske Bank AS	303,126	—	(292,874)	10,252
	$478,217	$(8,103)	$(292,874)	$177,240

C. Purchases and Sales of Securities

During the six months ended July 31, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$277,221,390	$324,970,949
U.S. Treasury Obligations	$68,920,871	$47,516,213

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%

DWS Total Return Bond Fund	|	45

Accordingly, for the six months ended July 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.

For the period from February 1, 2018 through April 30, 2019 the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.84%
Class C	1.59%
Class R	1.09%
Class S	.59%
Institutional Class	.59%

For the six months ended July 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$94,940
Class C	7,987
Class R	499
Class S	127,436
Institutional Class	53,847
$284,709

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2018, the Administration Fee was $167,009, of which $27,366 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

46	|	DWS Total Return Bond Fund

fee it receives from the Fund. For the six months ended July 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at July 31, 2018
Class A	$22,036	$7,722
Class C	1,578	542
Class R	77	33
Class S	52,992	18,189
Institutional Class	1,578	612
	$78,261	$27,098

In addition, for the six months ended July 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, were as follows:

Total Aggregated
Class A	$59,291
Class C	4,734
Class R	339
Class S	43,098
Institutional Class	33,258
$140,720

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of average daily net asset of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended July 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2018
Class C	$30,704	$4,857
Class R	486	88
	$31,190	$4,945

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Total Return Bond Fund	|	47

accounts the firms service. For the six months ended July 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2018	Annualized Rate
Class A	$112,434	$39,698	.23%
Class C	10,113	3,310	.25%
Class R	484	224	.25%
	$123,031	$43,232

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for six months ended July 31, 2018 aggregated $473.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended July 31, 2018, the CDSC for Class C shares aggregated $18. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended July 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,931, of which $9,134 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the

48	|	DWS Total Return Bond Fund

Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended July 31, 2018, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $2,933.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2018.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	328,252	$3,443,771	500,550		$5,412,353
Class C	26,643	279,190	76,962		832,360
Class R	2,009	21,152	707	*	7,652	*
Class S	629,358	6,592,394	1,092,883		11,733,613
Institutional Class	521,065	5,459,966	201,643		2,170,160
		$15,796,473			$20,156,138

Shares issued to shareholders in reinvestment of distributions
Class A	145,610	$1,518,178	160,355		$1,730,346
Class C	10,197	106,404	7,955		85,947
Class R	597	6,226	263	*	2,836	*
Class S	222,363	2,318,111	329,122		3,550,406
Institutional Class	153,575	1,594,818	136,664		1,468,657
		$5,543,737			$6,838,192

DWS Total Return Bond Fund	|	49

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(1,078,682)	$(11,280,298)	(1,278,733)	$(13,804,543)
Class C	(156,571)	(1,637,473)	(147,845)	(1,598,886)
Class R	(967)	(10,035)	(225)*	(2,432)*
Class S	(1,310,516)	(13,710,607)	(2,335,962)	(25,166,459)
Institutional Class	(1,665,042)	(17,340,262)	(1,187,026)	(12,809,366)
		$(43,978,675)		$(53,381,686)

Shares issued in tax-free reorganization**
Class A	—	—	5,314,202	$57,554,704
Class C	—	—	697,071	7,556,230
Class R	—	—	35,514 *	384,608 *
Class S	—	—	3,439,685	37,251,217
Institutional Class	—	—	6,938,844	74,867,035
		—		$177,613,794

Net increase (decrease)
Class A	(604,820)	$(6,318,349)	4,696,374	$50,892,860
Class C	(119,731)	(1,251,879)	634,143	6,875,651
Class R	1,639	17,343	36,259 *	392,664 *
Class S	(458,795)	(4,800,102)	2,525,728	27,368,777
Institutional Class	(990,402)	(10,285,478)	6,090,125	65,696,486
		$(22,638,465)		$151,226,438

*	For the period from October 27,2017 (commencement of operations of Class R) to January 31, 2018.

**	On October 27, 2017, Deutsche Core Fixed Income Fund was acquired by the Fund through a tax-free reorganization (See Note I).

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Total Return Bond Fund was renamed DWS Total Return Bond Fund.

50	|	DWS Total Return Bond Fund

H. Acquisition of Assets

On October 27, 2017, the Fund acquired all of the net assets of Deutsche Core Fixed Income Fund pursuant to a plan of reorganization approved by the Board of Trustees. The acquisition was accomplished by a tax-free exchange of 5,679,180 Class A shares, 745,560 Class C shares, 37,767 Class R shares, 3,678,463 Class S shares and 7,388,742 Institutional Class shares of Deutsche Core Fixed Income Fund for 5,314,202 Class A shares, 697,071 Class C shares, 35,514 Class R shares, 3,439,685 Class S shares and 6,938,844 Institutional Class shares of the Fund, respectively, outstanding on October 27, 2017. Deutsche Core Fixed Income Fund’s net assets at that date, $177,613,794 including $2,685,451 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $194,483,421. The combined net assets of the Fund immediately following the acquisition were $372,097,215.

The financial statements reflect the operations of the Funds for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition having been completed on February 1, 2017, the Fund’s pro forma results of operations for the year ended January 31, 2018 are as follows:

Net investment income	$10,212,877
Net gain (loss) on investments	$5,474,358
Net increase (decrease) in net assets resulting from operations	$15,687,235

Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Deutsche Core Fixed Income Fund that have been included in the Fund’s Statement of Operations since October 27, 2017.

DWS Total Return Bond Fund	|	51

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2018 to July 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

52	|	DWS Total Return Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 2/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/18	$979.50	$976.80	$979.20	$980.70	$980.60
Expenses Paid per $1,000*	$4.12	$7.79	$5.35	$2.90	$2.90

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 2/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/18	$1,020.63	$1,016.91	$1,019.39	$1,021.87	$1,021.87
Expenses Paid per $1,000*	$4.21	$7.95	$5.46	$2.96	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class S	Institutional Class
DWS Total Return Bond Fund	.84%	1.59%	1.09%	.59%	.59%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Total Return Bond Fund	|	53

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Total Return Bond Fund’s (now known as DWS Total Return Bond Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–The

Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund.

54	|	DWS Total Return Bond Fund

The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2016.

DWS Total Return Bond Fund	|	55

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board considered that the Fund would implement new management fee breakpoints to accommodate the merger of Deutsche Core Fixed Income Fund into the Fund to be effective on or about October 30, 2017. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages a Deutsche Europe fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits

56	|	DWS Total Return Bond Fund

attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

DWS Total Return Bond Fund	|	57

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Advisory Agreement Amendment

At a meeting held in July 2017, the Board of Trustees, all members of which are Independent Trustees, approved an amendment to the Fund’s Agreement to adopt a revised management fee schedule under the Agreement with the effect of lowering the Fund’s fees. The revised management fee schedule took effect upon the completion of the proposed merger of the Deutsche Core Fixed Income Fund into the Fund (the “Merger”) on October 30, 2017.

In connection with its review of the amendment in July 2017, the Board noted that it most recently approved the renewal of the Agreement pursuant to a process that concluded in September 2016. The Board also received a report from a fee consultant retained by the Board regarding the proposed fees for the Fund following the Merger. In addition, the Board considered:

–	With the exception of the revised management fee schedule, the terms of the Agreement remained the same.

–	DIMA’s statement that there would be no reduction in services to the Fund as a result of the revised management fee schedule.

Based on all of the information considered, the Board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA. The Board unanimously determined that approval of the revised management fee schedule was in the best interests of the Fund.

58	|	DWS Total Return Bond Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Total Return Bond Fund	|	59

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZIAX	SZICX	SCSBX	SZIIX
CUSIP Number	25157W 107	25157W 305	25157W 404	25157W 503
Fund Number	463	763	2063	1463

For shareholders of Class R
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SZIRX
CUSIP Number	25157W 842
Fund Number	1563

60	|	DWS Total Return Bond Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Total Return Bond Fund	|	61

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

62	|	DWS Total Return Bond Fund

Notes

DTRBF-3

(R-023512-8 9/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/28/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/28/2018